Income Taxes (Income Tax Rate Reconciliation) (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2019
Income Taxes [Abstract]
Net income (loss) before tax			$ (1,192.3)	$ (3,555.4)
Statutory income tax rate	11.00%	12.00%	26.81%	27.00%
Expected provision for income taxes			$ (319.7)	$ (960.0)
Effect of change in corporate tax rates			18.6	0.0
Effect of tax rates in foreign jurisdictions			(5.3)	13.9
Effect of restricted share bonus plan			3.9	1.8
Effect of change in recognition of deferred tax assets			108.3	(1.1)
Recognition of capital gain on intercompany debt			18.5	0.0
Effect of non-taxable capital (gains) losses			4.3	0.6
Non-deductible impairment of goodwill			3.5	2.1
Other			8.9	4.2
Income tax recovery			$ (159.0)	$ (938.5)
Corporate tax rate		12.00%			8.00%
Increase (decrease) in deferred tax expense (income) due to rate regulation	$ 5.0